Segmented information - Reconciliations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total gross profit for reportable segments	$ 162,284	$ 209,982
General and administrative costs	50,326	54,560
Amortization of intangible assets	1,955	1,391
Loss on disposal of property, plant and equipment	822	767
Equity loss (earnings) in affiliates and joint ventures	11,331	(15,299)
Interest expense	58,931	59,340
Change in fair value of contingent obligations	(26,909)	53,206
Loss (gain) on derivative financial instruments	9,354	(3,952)
Income before income taxes	56,474	59,969
Operating Segments
Segment Reporting Information [Line Items]
Total gross profit for reportable segments	162,284	209,982
Unallocated corporate items
Segment Reporting Information [Line Items]
General and administrative costs	50,326	54,560
Amortization of intangible assets	1,955	1,391
Loss on disposal of property, plant and equipment	822	767
Equity loss (earnings) in affiliates and joint ventures	11,331	(15,299)
Interest expense	58,931	59,340
Change in fair value of contingent obligations	(26,909)	53,206
Loss (gain) on derivative financial instruments	$ 9,354	$ (3,952)